Investments - Additional Information About Marketable Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Marketable equity securities, amortized cost	$ 611.4	$ 642.7
Marketable equity securities, at fair value (cost: $611.4 and $642.7, respectively)	755.7	$ 717.4
Banks, trusts, and insurance companies
Schedule of Available-for-sale Securities [Line Items]
Marketable equity securities, amortized cost	431.9
Marketable equity securities, at fair value (cost: $611.4 and $642.7, respectively)	550.0
Industrial, miscellaneous, and all other
Schedule of Available-for-sale Securities [Line Items]
Marketable equity securities, amortized cost	146.6
Marketable equity securities, at fair value (cost: $611.4 and $642.7, respectively)	173.1
Nonredeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Marketable equity securities, amortized cost	32.9
Marketable equity securities, at fair value (cost: $611.4 and $642.7, respectively)	$ 32.6